CONCESSION ARRANGEMENTS RIGHTS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Assets	322,895,870	278,832,589
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	9,727,508	7,031,916	$ 5,118,683	$ 3,531,683
Intangible assets	9,187,564	7,521,488	5,514,481	$ 3,734,116
Assets	18,915,072	14,553,404
Impairment expense	1,759	1,176	$ 398
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	14,160,846	11,996,398
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	2,958,385	2,706,030
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 6,769,123	$ 4,325,886